Summary of significant accounting policies - Long-term investment (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Summary of significant accounting policies
Impairment of long-term investment	$ 610,302	$ 0	$ 0